SCHEDULE OF SUBSIDIARIES (Details)	12 Months Ended
Jun. 30, 2026
Golden Star Acquisition Corporation [Member]
Date of incorporation/ acquisition	Jan. 24, 2025
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Joypub Holding Limited [Member]
Date of incorporation/ acquisition	Dec. 09, 2020
Place of incorporation	BVI
Percentage of direct or indirect economic interest	100.00%
Gamehaus Inc [Member]
Date of incorporation/ acquisition	Dec. 02, 2022
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Gamehaus Pte Ltd [Member]
Date of incorporation/ acquisition	May 25, 2022
Place of incorporation	Singapore
Percentage of direct or indirect economic interest	100.00%
Gamehaus Ltd [Member]
Date of incorporation/ acquisition	Jan. 07, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Gamepromo Co., Limited [Member]
Date of incorporation/ acquisition	May 17, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Shanghai Haoyu Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Sep. 30, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Chongqing Haohan Network Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Mar. 04, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Beijing Haoyou Network Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Apr. 08, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Chongqing Fanfengjian Network Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Apr. 16, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	70.00%
Shanghai Fanfengjian Network Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Nov. 19, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	70.00%
Shanghai Kuangre Network Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Aug. 25, 2016
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Dataverse Co., Limited [Member]
Date of incorporation/ acquisition	Sep. 09, 2016
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Xi an Ruojintang Technology Co., Ltd [Member]
Date of incorporation/ acquisition	Apr. 17, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Guangzhou Octopus Cat Network Technology Co., Ltd [Member]
Date of incorporation/ acquisition	May 19, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	51.00%